Employee Benefit Plan, Description of Plan - EBP 003	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
EBP, Description of Plan	Description of the Plan
General
The Franklin Templeton 401(k) Retirement Plan (the “Plan”) is a defined contribution plan.
The Plan covers substantially all employees of Franklin Resources, Inc. (the “Company”) and its U.S. subsidiaries who meet certain employment requirements. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The following summary describes material features of the Plan but is not intended to be complete and is qualified in its entirety by reference to the Plan document and summary plan description for a more complete description of the Plan’s provisions.
A plan committee (the “Plan Committee”), consisting of at least five members, is the administrator and the named fiduciary with discretionary authority to control and manage the operations and administration of the Plan. In the absence of the Plan Committee for any reason, the Company shall be the Administrator.
Bank of America, N.A. is the Plan’s trustee (the “Trustee”), and the administration and recordkeeping services for the Plan are provided by Bank of America Corporation. Gallagher Fiduciary Advisors, LLC is the independent fiduciary for Company stock and proprietary funds that are investment options in the Plan. Callan LLC is the independent fiduciary for non-proprietary funds that are investment options in the Plan.
Contributions
Participants may contribute up to 50% of eligible compensation per pay period and up to 100% of the cash portion of the participant’s performance bonuses and commissions, if any, as pre-tax, Roth and/or after-tax contributions, as described in the Plan document and subject to Internal Revenue Code (the “IRC”) limitations, each year to the Plan. Participants age 50 or older may elect to make catch-up contributions. Participants in the Plan may also elect to make rollover contributions.
All eligible employees, as defined in the Plan, may begin contributing to the Plan on their employment commencement date. Newly-hired eligible employees are automatically enrolled in the Plan at a deferral rate of six percent of eligible compensation following an election period during which the employee may either opt out of the Plan or choose a different salary deferral percentage in the manner prescribed by the Plan Administrator. Unless the participant elects otherwise, participants who are automatically enrolled in the Plan have their deferral rate automatically increase by one percent each year on December 1. The automatic increase is stopped when a deferral rate of 15% is attained, unless changed by the participant.
The Company makes a matching contribution equal to 85% of eligible compensation deferred by participants. Eligible employees become participants in the matching portion of the Plan on their employment commencement date. Certain subsidiaries of the Company are permitted to make a discretionary matching contribution in lieu of the matching contribution described above.
Participant Accounts
Individual accounts are maintained for each Plan participant. Each participant’s account is credited with the participant’s deferrals and/or rollover contributions, the Company’s contributions and allocations of Plan earnings, and charged with benefit payments and withdrawals, and allocations of Plan losses and administrative expenses. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting
Participants are immediately vested in their deferral and rollover contributions plus actual earnings thereon. Participants with less than three years of service vest gradually in the Company’s matching contribution portion of their accounts plus actual earnings thereon based on their years of service. Typically, a participant is 100% vested after completing three years of service, as defined in the Plan. Upon death, disability or upon reaching normal retirement age as provided in the Plan, a participant’s account becomes 100% vested. Balances transferred from the Western Plan (as defined in Note 8) attributable to Old Western Accounts, as defined in the Plan, are 100% vested, while Western Company Contributions Account balances, as defined in the Plan, vest gradually based on years of service and are 100% vested after completing five years of service or, if earlier, upon reaching age 62 while employed.
Forfeitures
With respect to any unvested Company matching contribution portion of a participant’s account, any amount forfeited at distribution or pursuant to the terms of the Plan remains in the Plan. Forfeitures are allocated based on the terms set forth in the Plan document. A total of $495,488 in forfeitures were allocated in 2025, and unallocated forfeitures were $385,279 and $88,524 as of December 31, 2025 and 2024, respectively.
Investment Options
Participants may direct all contributions in one percent increments into any of the investment options listed on the schedule of assets, including mutual funds, collective trusts, common stock of the Company and self-directed brokerage accounts.
Participants may make investment allocation changes daily via either telephone or internet access to their plan account through Benefits OnLine (a registered trademark of Bank of America Corporation).
Notes Receivable from Participants
Participants may borrow up to 50% of the vested balance from their fund accounts, subject to a minimum borrowing amount of $1,000 and a maximum of $50,000. Participants are allowed to have two outstanding loans at any given time. Loan transactions are treated as transfers to (from) the investment funds from (to) the notes receivable from participants. Loan terms are up to five years for general purpose loans, or up to 15 years for the purchase of a primary residence. The loans are secured by the balance in the participant’s account and bear interest at the prime lending rate plus one percent. Principal and interest are paid through payroll deductions. Notes receivable from merged plan (Note 8) were rolled over into the Plan under the same terms and conditions, except with respect to the number of loans, which included up to three outstanding loans.
Payment of Benefits
With limited exceptions, on termination of service for any reason, a participant is permitted to elect to receive the value of the vested interest in his or her account as a distribution in cash and/or in-kind or as a rollover to another eligible retirement plan. Participants may receive pre-retirement distributions from their fully vested accounts upon reaching age 59 1/2 or in the event they incur a hardship or for certain other permissible distributions, including qualified birth or adoption distributions and qualified disaster recovery distributions, as defined in the Plan. A pre-retirement distribution is not in addition to a participant’s other benefits and will, therefore, reduce the value of benefits received at retirement. Upon termination, if a participant’s account balance is less than $7,000, the Plan administrator may elect to automatically distribute the participant’s account balance.
Management and Trustee’s Fees
The Plan or the Company, as provided in the Plan document, pays all administrative and operating expenses of the Plan.
Transfer From Merged Plan	Plan Merger
Effective December 31, 2025, the Western Asset Management 401(k) Plan (“Western Plan”) was merged with and into the Plan. As a result of the merger, the Plan’s net assets available for benefits increased by $396,546,640 which is reflected in the Statement of Changes in Net Assets Available for Benefits as “Transfer of assets from merged plan”. Of such amount, $394,752,722 is reflected in the Statement of Net Assets Available for Benefits as “Transfer of assets from merged plan” within receivables, representing merger-related assets that were legally transferred to the Plan but remained in the process of operational transfer at year-end. The remaining $1,793,918 represents participant loan balances transferred from the Western Plan and is included in Notes receivable from participants as of December 31, 2025.

Legal Proceedings	Legal Proceedings
On July 22, 2025, the Company and the Plan Committee were named as defendants in a lawsuit filed by certain former employees in the U.S. District Court for the Northern District of California. On November 10, 2025, the plaintiffs filed an amended complaint adding as defendants the Franklin Templeton 401(k) Retirement Plan Investment Committee and Gallagher Fiduciary Advisors, LLC. The plaintiffs seek to represent a class of participants and beneficiaries of the Plan who were invested in funds managed by the Company at any time on or after July 22, 2019. The plaintiffs are pursuing claims under ERISA for alleged breaches of fiduciary duties and failure to monitor the Plan fiduciaries in connection with the Plan’s inclusion of certain proprietary funds as investment options. The plaintiffs are seeking, among other things, damages, disgorgement, removal of certain investments from the Plan, removal and replacement of the Plan’s fiduciaries, attorneys’ fees and costs, and pre-judgment interest. On April 17, 2026, the court denied the Company defendants’ motion to dismiss.
The lawsuit is in its early stages. The Company’s management believes the claims made in the lawsuit are without merit and the Company intends to defend against them vigorously.

EBP, Plan Termination	Plan Termination The Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants will become 100% vested in their accounts. Any unallocated assets of the Plan will be allocated to participant accounts and distributed in accordance with the provisions of the Plan document.